ASSETS AND LIABILITIES HELD FOR SALE - Bambouk assets and liabilities held for sale (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents	$ 347.5	$ 367.1	$ 407.8
Receivables and other current assets	48.9	85.7
Assets	5,374.4	4,537.9
Accounts payable and accrued liabilities	264.8	317.6
Liabilities	$ 1,973.7	2,273.8
Assets and liabilities classified as held for sale | Bambouk
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents		0.5
Receivables and other current assets		34.1
Assets		34.6
Accounts payable and accrued liabilities		5.6
Liabilities		$ 5.6